CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 34,221	$ 34,966
Short-term investments	2,100	2,095
Notes receivable	58
Accounts receivable, net of allowances for credit losses of $15,982 and $6,506 in 2020 and 2019, respectively	49,623	77,831
Inventories	6,695	6,142
Deferred costs	12	513
Prepaid and other current assets	5,108	5,524
Short-term restricted cash	12,088	10,007
Total current assets	109,905	137,078
Property, plant and equipment, net	620	1,092
Operating lease right-of-use assets, net	1,183	2,860
Long-term investments	0	3,129
Deferred tax assets	4,271	2,772
Long-term restricted cash	2,079	3,634
Other long-term assets	666	738
Total assets	118,724	151,303
Current liabilities:
Accounts payable	25,120	30,875
Income taxes payable	5,934	7,480
Customer advances	391	160
Deferred revenue	410	1,320
Operating lease liabilities, current	1,217	1,595
Employee payroll and compensation	2,925	2,855
Other current liabilities	4,045	4,748
Total current liabilities	40,042	49,033
Long-term deferred revenue	25	369
Operating lease liabilities, non-current	256	1,364
Other long-term liabilities	1,000	1,349
Total liabilities	41,323	52,115
Commitments and contingencies (Note 8)
Shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 40,907 and 40,335 shares issued at December 31, 2020 and December 31, 2019, respectively; 35,898 and 35,525 shares outstanding at December 31, 2020 and December 31, 2019, respectively	123	123
Additional paid-in capital	1,266,318	1,265,615
Treasury stock, at cost: 5,009 and 4,810 shares at December 31, 2020 and December 31, 2019, respectively	(12,322)	(11,948)
Accumulated deficit	(1,240,379)	(1,216,703)
Accumulated other comprehensive income	63,661	62,101
Shareholders’ equity	77,401	99,188
Total liabilities and shareholders' equity	$ 118,724	$ 151,303